COMMITMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of contingent liabilities [abstract]
COMMITMENTS
NOTE 8 - COMMITMENTS:

a.	Pursuant to the Patent Transfer Agreement with Oramed, the Company is committed to pay royalties to Oramed - see also note 5.

b.
The Company is committed to pay royalties to the Government of Israel on proceeds from sales of products in the research and development of which the Government participates by way of grants. At the time the grants were received, successful development of the related project was not assumed. In the case of failure of the project that was partly financed by the Government of Israel, the Company is not obligated to pay any such royalties. Under the terms of the Company’s funding from the Israeli Government, royalties are payable on sales of products developed from projects so funded of 3% during the first three years, from commencement of revenues, 4% during the subsequent three years and 5% commencing the seventh year up to 100% of the amount of the grant received by the Company (dollar linked) with the addition of annual interest based on Libor. The amount that must be repaid may be increased to three times the amount of the grant received, and the rate of royalties may be accelerated, if manufacturing of the products developed with the grant money is transferred outside of the State of Israel. As of December 31, 2020, the total royalty amount that would be payable by the Company, before the additional Libor interest and payments as described below, is approximately $460,000.

Following the signing of the Amgen Agreement (see note 1a(4)), the Israeli Innovation Authority (the "IIA") determined that the Company should pay 5.38% of each payment that will be received by the Company from Amgen on the license of IP up to 6 times the grant received. As of December 31, 2020, the Company paid $54,000 to the IIA. In January 2021, the Company paid an additional $13,000 to the IIA.

c.
Emisphere Technologies, Inc., or Emisphere, has notified the Company that it believes that it is the exclusive owner of certain U.S. and related foreign patents and patent applications the Company acquired from Oramed Ltd. Emisphere has not initiated a legal proceeding as of the date of the approval of this financial statement. If Emisphere were to initiate a legal proceeding, the Company would vigorously defend against such claim and believe that Emisphere’s notification is without merit.